UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2018 (Unaudited)

DWS Latin America Equity Fund

(formerly Deutsche Latin America Equity Fund)

	Shares	Value ($)
Common Stocks 99.0%
Argentina 4.5%
Cablevision Holding SA (GDR)*	379,218	4,780,043
Grupo Clarin SA B, (GDR) (REG S)*	112,076	417,674
Grupo Financiero Galicia SA (ADR)	99,000	3,527,370
Grupo Supervielle SA (ADR)	238,000	3,215,380
(Cost $18,825,516)		11,940,467
Brazil 69.7%
B2W Cia Digital*	3,151,572	23,637,000
B3 SA - Brasil Bolsa Balcao	900,000	5,704,580
Banco Bradesco SA (Preferred)	880,000	7,158,074
Banco do Brasil SA	1,530,000	13,248,342
Banco do Estado do Rio Grande do Sul SA "B", (Preferred)	890,985	3,734,099
Banco Inter SA 144A	2,745,728	12,436,356
Banco Santander Brasil SA (Units)	61,000	592,886
BK Brasil Operacao e Assessoria a Restaurantes SA*	685,783	2,618,301
BRF SA*	520,000	3,138,039
Cia Brasileira de Distribuicao (Preferred)	287,100	6,360,367
Cia Siderurgica Nacional SA*	2,880,000	7,044,041
Construtora Tenda SA*	1,383,989	9,804,777
Gafisa SA (GDR)*	1,145,994	3,734,182
Hapvida Participacoes e Investimentos SA 144A*	1,515,124	11,367,568
Itau Unibanco Holding SA (Preferred)	869,000	10,418,832
Lojas Americanas SA	711,672	2,597,689
Magazine Luiza SA	659,143	23,227,094
Natura Cosmeticos SA	1,810,545	14,037,476
Nexa Resources SA* (a)	221,000	2,963,610
Ouro Fino Saude Animal Participacoes SA	43,572	263,640
Raia Drogasil SA	543,278	10,763,369
WEG SA	1,904,480	9,392,248
(Cost $163,740,854)		184,242,570
Chile 10.5%
Antofagasta PLC	355,000	4,675,394
Cencosud SA	2,965,574	8,133,014
Embotelladora Andina SA "B", (Preferred)	1,184,286	4,846,743
Itau CorpBanca	441,885,335	4,670,059
Sociedad Quimica y Minera de Chile SA (ADR) (a)	112,758	5,442,829
(Cost $28,690,718)		27,768,039
Colombia 2.4%
Grupo de Inversiones Suramericana SA	513,411	6,412,087
Grupo de Inversiones Suramericana SA (Preferred)	6,964	83,794
(Cost $8,936,741)		6,495,881
Luxembourg 1.3%
Ternium SA (ADR) (Cost $3,371,212)	96,000	3,480,000
Mexico 7.5%
America Movil SAB de CV "L", (ADR)	675,000	11,549,250
Corporativo Fragua SAB de CV	176,000	2,483,562
Regional SAB de CV	959,770	5,848,403
(Cost $19,841,166)		19,881,215
Peru 3.1%
InRetail Peru Corp. 144A* (Cost $5,867,545)	315,000	8,127,000
Total Common Stocks (Cost $249,273,752)		261,935,172
	Units	Value ($)
Other Investments 0.1%
Brazil
TOTVS SA (Debenture Unit), 8/19/2019 * (b) (c) (Cost $14,831)	43,800	137,985
	Shares	Value ($)
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (d) (e) (Cost $5,619,538)	5,619,538	5,619,538
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 1.86% (d) (Cost $811,970)	811,970	811,970
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $255,720,091)	101.5	268,504,665
Other Assets and Liabilities, Net	(1.5)	(4,050,263)
Net Assets	100.0	264,454,402

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2018 are as follows:

Value ($) at 10/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2018	Value ($) at 7/31/2018
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.81% (d) (e)
3,928,240	1,691,298	—	—	—	48,323	—	5,619,538	5,619,538
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 1.86% (d)
3,076,601	147,819,593	150,084,224	—	—	40,354	—	811,970	811,970
7,004,841	149,510,891	150,084,224	—	—	88,677	—	6,431,508	6,431,508

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2018 amounted to $5,676,695, which is 2.1% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	14,831	137,985	0.1

(c) Investment was valued using significant unobservable inputs.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2018 the DWS Latin America Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Other Investments
Financials	77,050,262	29%
Consumer Discretionary	70,816,760	27%
Consumer Staples	57,889,570	22%
Materials	23,605,874	9%
Health Care	11,631,208	5%
Telecommunication Services	11,549,250	4%
Industrials	9,530,233	4%
Total	262,073,157	100%
Sector diversification is subject to change.

 Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securites
Argentina	$11,522,793	$417,674	$—	$11,940,467
Brazil	184,242,570	—	—	184,242,570
Chile	23,092,645	4,675,394	—	27,768,039
Colombia	6,495,881	—	—	6,495,881
Luxembourg	3,480,000	—	—	3,480,000
Mexico	19,881,215	—	—	19,881,215
Peru	8,127,000	—	—	8,127,000
Other Investments	—	—	137,985	137,985
Short-Term Investments (f)	6,431,508	—	—	6,431,508
Total	$263,273,612	$5,093,068	$137,985	$268,504,665

During the period ended July 31, 2018, the amount of transfers between Level 2 and Level 1 was $8,734,417. The investment was transferred from Level 2 to Level 1due to the security now being priced by a vendor.

As a result of the fair valuation model utilized by the Fund, certain international equity securities transferred from Level 1 to Level 2. During the period ended July 31, 2018, the amount of transfers between Level 1 and Level 2 was $694,871.

Transfers between pricing levels are recognized at the beginning of the reporting period.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018